As of December 31, 2021, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	$ 38,561	$ 38,776
Tax contingent liability [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	24,785	24,511
Labor Related Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	7,172	8,179
Civil Related Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	5,412	4,621
Civil Related Environmental Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	$ 1,192	$ 1,465